UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

BRAZIL - 9.6%
BR Properties S.A.(1)	615,320	$4,856
Cosan S.A. Industria e Comercio(1)	192,500	3,230
GAEC Educacao S.A.(1)(2)	8,100	73
GAEC Educacao S.A.(1)(2)(3)(6)	458,300	4,116
Hypermarcas S.A.(1)	1,397,738	10,498
Magazine Luiza S.A.(1)(2)	912,100	2,920
Magnesita Refratarios S.A.(1)	879,100	2,198
Mills Estruturas e Servicos de Engenharia S.A.(1)	363,190	5,083
PDG Realty S.A. Empreendimentos e Participacoes(1)(2)	4,751,251	3,646
Petroleo Brasileiro S.A.(1)	1,737,689	11,993
Vale S.A.(1)	939,713	14,335

		62,948

CHILE - 1.5%
Enersis S.A.(1)	171,415	51
SACI Falabella(1)	596,355	5,358
Sonda S.A.(1)	1,785,895	4,282

		9,691

CHINA - 16.6%
Ajisen China Holdings Ltd.	7,509,913	7,767
Chaoda Modern Agriculture Holdings Ltd.(1)(2)(3)	12,474,536	143
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	145
China Huishan Dairy Holdings Co., Ltd.(2)	13,259,000	4,753
China Life Insurance Co., Ltd., Class H	4,488,800	14,038
China Petroleum & Chemical Corp., Class H	10,931,453	8,924
China Resources Power Holdings Co., Ltd.	2,426,000	5,750
China Unicom Hong Kong Ltd.	4,209,500	6,286
Digital China Holdings Ltd.	4,097,460	4,830
GOME Electrical Appliances Holding Ltd.	38,619,881	7,122
Huabao International Holdings Ltd.	12,138,322	6,731
Mindray Medical International Ltd. (DR)	161,029	5,855
Noah Holdings Ltd. (DR)	397,649	7,158
Perfect World Co., Ltd. (DR)	111,236	1,978
PW Medtech Group Ltd.(2)	9,255,000	4,237
Sino Biopharmaceutical	3,720,000	2,955
Sinopharm Group Co., Ltd., Class H	2,072,900	5,935
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,775,515	13,633

		108,240

COLOMBIA - 0.5%
Grupo de Inversiones Suramericana S.A.(1)	196,989	3,440

EGYPT - 0.6%
Egyptian Financial Group-Hermes Holding(2)	3,065,208	3,829

GREECE - 0.8%
JUMBO S.A.(2)	319,371	5,097

HONG KONG - 1.6%
AIA Group Ltd.	1,381,865	6,932

Chow Tai Fook Jewellery Group Ltd.	2,537,600	$3,783

		10,715

INDIA - 7.6%
Aurobindo Pharma Ltd.	784,157	4,975
Hindalco Industries Ltd.	2,468,227	4,890
ICICI Bank Ltd.	330,131	5,860
Mahindra & Mahindra Ltd.	280,399	4,270
Petronet LNG Ltd.	1,683,496	3,337
Power Finance Corp. Ltd.	1,305,990	3,526
Reliance Industries Ltd.	584,150	8,443
Reliance Infrastructure Ltd.	766,502	5,274
Tech Mahindra Ltd.	305,264	9,073

		49,648

INDONESIA - 3.0%
Astra International Tbk PT(1)	11,527,870	6,473
Bank Negara Indonesia Persero Tbk PT(1)	16,686,518	5,448
Indofood CBP Sukses Makmur Tbk PT(1)	5,511,500	4,625
Media Nusantara Citra Tbk PT(1)	14,227,500	3,080

		19,626

ITALY - 1.0%
Tenaris S.A. (DR)	148,698	6,497

KOREA - 15.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	285,384	9,507
E-Mart Co., Ltd.(1)(2)	25,434	6,447
KB Financial Group, Inc.(1)(2)	268,582	10,812
Kia Motors Corp.(1)	214,084	11,451
Lock & Lock Co., Ltd.(1)(2)	136,784	2,984
Samsung Electronics Co., Ltd.(1)	30,383	39,710
Samsung Heavy Industries Co., Ltd.(1)	120,020	4,339
Shinhan Financial Group Co., Ltd.(1)(2)	294,880	13,400

		98,650

MALAYSIA - 0.6%
AirAsia BHD	5,743,100	3,857

MEXICO - 3.3%
Credito Real S.A.B. de C.V.	2,808,307	4,315
Grupo Televisa S.A.B., Series CPO	1,280,713	7,710
Infraestructura Energetica Nova S.A.B. de C.V.	1,073,891	4,299
OHL Mexico S.A.B. de C.V.(2)	2,068,661	5,271

		21,595

PERU - 1.5%
Cementos Pacasmayo SAA (DR)	313,020	3,681
Grana y Montero S.A. (DR)(2)	298,834	6,344

		10,025

PHILIPPINES - 0.5%
Philippine Long Distance Telephone Co.(1)	51,030	3,065

RUSSIA - 8.8%
Alrosa AO(1)	3,543,070	3,843
Globaltrans Investment plc (DR)	369,561	5,876

LSR Group (DR)	1,195,188	$5,003
Lukoil OAO (DR)	189,973	11,864
MMC Norilsk Nickel OJSC (DR)	305,001	5,069
Mobile Telesystems OJSC(1)	954,335	9,543
Polymetal International plc	533,125	5,076
Sberbank of Russia(1)	3,599,128	11,126

		57,400

SOUTH AFRICA - 4.3%
FirstRand Ltd.	1,522,833	5,210
Impala Platinum Holdings Ltd.	559,657	6,562
Naspers Ltd., Class N	117,186	12,244
Truworths International Ltd.	598,868	4,382

		28,398

SWITZERLAND - 1.0%
Dufry AG(1)(2)	39,236	6,907

TAIWAN - 10.8%
Chinatrust Financial Holding Co., Ltd.	16,990,042	11,601
E Ink Holdings, Inc.(2)	4,482,000	2,459
Hon Hai Precision Industry Co., Ltd.	5,885,534	15,818
MediaTek, Inc.	800,794	11,916
Taiwan Fertilizer Co., Ltd.	2,378,000	5,386
Taiwan Semiconductor Manufacturing Co., Ltd.	6,638,647	23,500

		70,680

THAILAND - 2.3%
Advanced Info Service PCL (DR)(1)	643,300	3,918
Bangkok Bank PCL (DR)(1)	1,524,200	8,282
PTT Exploration & Production PCL(1)	99,000	501
PTT Exploration & Production PCL (DR)(1)	497,078	2,519

		15,220

TURKEY - 0.7%
Turkiye Sinai Kalkinma Bankasi AS	5,077,962	4,324

UNITED ARAB EMIRATES - 0.7%
DAMAC Real Estate Development Ltd., 144A (DR)(2)	281,926	4,370

UNITED KINGDOM - 0.9%
Al Noor Hospitals Group plc(2)	386,982	5,752

UNITED STATES - 0.8%
CTC Media, Inc.	387,484	5,384

Total common stocks (Cost $593,697)		615,358

PREFERRED STOCKS - 1.5%

BRAZIL - 0.7%
Cia Energetica de Minas Gerais(1)(4)	752,333	4,470

COLOMBIA - 0.2%
Grupo de Inversiones Suramericana S.A.(1)(4)	71,244	$1,290

KOREA - 0.6%
Samsung Electronics Co., Ltd.(1)(4)	3,942	3,794

Total preferred stocks (Cost $11,111)		9,554

	Par Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(2)(3)	$372	$3

Total convertible debentures (Cost $127)		3

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $25,814 (Cost $25,814)(5)	25,814	25,814

Total investments - 99.5% (Cost $630,749)		650,729

Other assets less liabilities - 0.5%		2,961

Total net assets - 100.0%(7)		$653,690

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, securities valued at a fair value were $253,904, or 38.8% of total net assets.

(2)	Non-income producing security.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $4,407, or 0.7% of total net assets.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.000%	9/30/2019	$26,331

(6)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/29/13	$3,875	$4,116	0.6%

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$101,786	15.6%
Consumer Staples	26,466	4.0
Energy	57,308	8.8
Financials	134,820	20.4
Health Care	29,709	4.7
Industrials	53,910	8.4
Information Technology	117,505	18.0
Materials	60,755	9.2
Telecommunication Services	22,812	3.5
Utilities	19,844	3.0
Short-term investments	25,814	3.9

Total investments	$650,729	99.5%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$67,421	10.3%
British pound	10,828	1.7
Chilean peso	9,691	1.5
Colombian peso	4,730	0.7
Egyptian pound	3,829	0.6
Euro	5,097	0.8
Hong Kong dollar	103,964	16.0
Indian rupee	49,648	7.6
Indonesian rupiah	19,626	3.0
Korean won	102,444	15.7
Malaysian ringgit	3,857	0.6
Mexican peso	21,595	3.3

Philippine peso	$3,065		0.5%
South African rand	28,398	*	4.4
Swiss franc	6,907		1.1
Taiwan dollar	70,680		10.9
Thai baht	15,220		2.3
Turkish lira	4,324		0.7
U.S. dollar	119,405		18.3

Total investments	$650,729		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement	Contract Amount				Unrealized
	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	1/3/2014	USD	484	ZAR	5,004	$(7	)*

*	Represents currency hedge against a sales receivable denominated in ZAR.

ZAR - South African rand

USD - U.S. dollar

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 97.8%

AUSTRALIA - 0.6%
Tox Free Solutions Ltd.	342,826	$1,068

BELGIUM - 1.0%
Anheuser-Busch InBev N.V.	17,630	1,874

BRAZIL - 1.1%
Gol Linhas Aereas Inteligentes S.A. (DR)(1)	430,828	1,969

CAMBODIA - 2.4%
NagaCorp Ltd.	4,154,000	4,387

CANADA - 1.4%
CAE, Inc.	197,566	2,513

CHINA - 8.4%
Beijing Enterprises Water Group Ltd.	5,032,000	3,160
China Everbright International Ltd.	1,691,000	2,255
China Oil & Gas Group Ltd.	28,498,000	5,255
Dukang Distillers Holdings Ltd.(1)	1,137,700	280
Labixiaoxin Snacks Group Ltd.	6,365,557	4,269

		15,219

FINLAND - 1.1%
Huhtamaki Oyj(2)	75,884	1,950

FRANCE - 1.4%
Eurofins Scientific	3,248	878
Naturex	20,551	1,648

		2,526

GERMANY - 4.6%
Linde AG(2)	10,176	2,131
MTU Aero Engines AG(2)	16,111	1,583
Sky Deutschland AG(1)(2)	176,271	1,947
Wirecard AG(2)	69,356	2,743

		8,404

HONG KONG - 4.6%
AIA Group Ltd.	766,195	3,844
Sands China Ltd.	176,400	1,447
SPT Energy Group, Inc.	5,186,000	3,083

		8,374

INDIA - 1.5%
Kaveri Seed Co., Ltd., Equity-Linked Security(2)(3)(4)(5)	90,286	2,710

INDONESIA - 2.0%
Bank Rakyat Indonesia Persero Tbk PT(2)	1,402,000	840
Global Mediacom Tbk PT(2)	12,201,000	1,907

MNC Sky Vision Tbk PT(2)	4,694,854	$773

		3,520

IRELAND - 1.2%
Glanbia plc	142,065	2,201

JAPAN - 2.1%
Sugi Holdings Co., Ltd.(2)	51,100	2,077
Toyota Motor Corp.(2)	27,900	1,698

		3,775

MEXICO - 1.1%
Grupo Televisa S.A.B. (DR)	63,983	1,936

NETHERLANDS - 2.3%
ASML Holding N.V.	23,375	2,188
Unilever N.V. (DR)	48,132	1,938

		4,126

NIGERIA - 2.4%
Dangote Cement plc	3,278,123	4,315

PHILIPPINES - 4.1%
ABS-CBN Holdings Corp. (DR)(2)	3,832,624	2,771
LT Group, Inc.(2)	13,154,600	4,583

		7,354

SWEDEN - 1.6%
Sanitec Corp.(1)(2)	278,372	2,921

SWITZERLAND - 6.2%
AFG Arbonia-Forster Holding AG(1)(2)	23,178	818
Cembra Money Bank AG (1)(2)	40,138	2,635
Nestle S.A.(2)	40,353	2,962
Swatch Group AG(2)	3,230	2,143
Tecan Group AG(2)	22,366	2,649

		11,207

UNITED KINGDOM - 8.0%
Barratt Developments plc	574,654	3,321
Rolls-Royce Holdings plc	132,804	2,804
Royal Mail plc(1)	126,775	1,197
SABMiller plc	69,368	3,562
Synergy Health plc	184,385	3,673

		14,557

UNITED STATES - 38.7%
Advance Auto Parts, Inc.	15,702	1,738
American Express Co.	55,114	5,001
B/E Aerospace, Inc.(1)	50,251	4,373
Comcast Corp., Class A	138,406	7,192
Discovery Communications, Inc., Class A(1)	19,879	1,797
Dollar Tree, Inc.(1)	77,520	4,374
Gilead Sciences, Inc.(1)	43,035	3,234
Google, Inc., Class A(1)	4,044	4,532
Marsh & McLennan Cos., Inc.	115,791	5,600
Mastercard, Inc., Class A	5,251	4,387

Medivation, Inc.(1)	22,653	$1,446
Michael Kors Holdings Ltd.(1)	75,045	6,093
TJX Cos., Inc.	107,290	6,838
Vantiv, Inc., Class A(1)	58,735	1,915
Viacom, Inc., Class B(5)	31,461	2,748
Walt Disney Co.	38,998	2,979
Wesco Aircraft Holdings, Inc.(1)	99,113	2,173
Yum! Brands, Inc.	48,039	3,632

		70,052

Total common stocks and equity-linked securities (Cost $155,303)		176,958

PREFERRED STOCKS - 0.0%†

UNITED KINGDOM - 0.0%†
Rolls-Royce Holdings plc(5)	4,205,744	7

Total preferred stocks (Cost $7)		7

	Par Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $4,260 (Cost $4,260)(6)	$4,260	$4,260

Total investments - 100.1% (Cost $159,570)		181,225

Other assets less liabilities - (0.1)%		(220)

Total net assets - 100.0%(7)		$181,005

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $41,841, or 23.1% of total net assets.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The security was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	8/14/13-12/24/13	$2,227	$2,710	1.5%

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.125%	11/15/2027	$4,348

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$59,721	33.0%
Consumer Staples	28,104	15.7
Energy	3,083	1.7
Financials	17,920	10.0
Health Care	11,880	6.6
Industrials	23,681	12.9
Information Technology	15,765	8.6
Materials	8,396	4.7
Utilities	8,415	4.6
Short-term investments	4,260	2.3

Total investments	$181,225	100.1%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$1,068	0.6%
British pound	14,564	8.0
Canadian dollar	2,513	1.4
Euro	21,081	11.6
Hong Kong dollar	27,700	15.3
Indonesian rupiah	3,520	1.9
Japanese yen	3,775	2.1
Nigerian naira	4,315	2.4
Philippine peso	7,354	4.1
Singapore dollar	280	0.1
Swedish krona	2,921	1.6
Swiss franc	11,207	6.2
U.S. dollar	80,927	44.7

Total investments	$181,225	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.2%

AUSTRALIA - 2.0%
James Hardie Industries plc (DR)	1,539,346	$17,786

BRAZIL - 1.4%
BR Malls Participacoes S.A.(1)	973,200	7,068
Raia Drogasil S.A.(1)	867,800	5,455

		12,523

CANADA - 1.4%
Tourmaline Oil Corp.(2)	307,744	12,950

CHINA - 4.5%
Baidu, Inc. (DR)(2)	126,299	22,466
Great Wall Motor Co., Ltd., Class H	3,349,400	18,444

		40,910

FRANCE - 3.9%
Eurofins Scientific	51,447	13,907
Sanofi	199,334	21,148

		35,055

GERMANY - 2.0%
Adidas AG(1)	141,508	18,040

HONG KONG - 1.8%
Hong Kong Exchanges and Clearing Ltd.	623,577	10,390
Sands China Ltd.	779,600	6,394

		16,784

ITALY - 0.4%
Moncler S.p.A.(1)(2)	151,112	3,285

JAPAN - 5.7%
FANUC Corp.(1)	154,802	28,387
Rakuten, Inc.(1)	513,800	7,644
Yahoo Japan Corp.(1)	2,732,900	15,223

		51,254

MEXICO - 1.7%
Infraestructura Energetica Nova S.A.B. de C.V.	1,703,891	6,821
TF Administradora Industrial S de RL de C.V.	4,954,001	8,917

		15,738

SWEDEN - 4.4%
Hexagon AB, Class B(1)	1,255,841	39,829

TAIWAN - 1.6%
MediaTek, Inc.	995,600	14,815

UNITED KINGDOM - 8.5%
ARM Holdings plc	1,305,202	23,753
Direct Line Insurance Group plc	3,941,536	16,291
Intertek Group plc	312,174	16,274

Rotork plc	430,782	$20,473

		76,791

UNITED STATES - 52.9%
Amazon.com, Inc.(2)	57,194	22,808
Anadarko Petroleum Corp.	225,966	17,924
Applied Materials, Inc.	1,652,982	29,241
Biogen Idec, Inc.(2)	88,837	24,852
Bristol-Myers Squibb Co.	232,722	12,369
Cerner Corp.(2)	386,487	21,543
Citigroup, Inc.	599,324	31,231
Discover Financial Services	462,343	25,868
eBay, Inc.(2)	473,371	25,983
EQT Corp.	69,330	6,225
Facebook, Inc., Class A(2)	209,290	11,440
Gilead Sciences, Inc.(2)	466,680	35,071
Google, Inc., Class A(2)	52,325	58,641
IHS, Inc., Class A(2)	312,734	37,434
Monsanto Co.	160,566	18,714
Ralph Lauren Corp.	86,867	15,338
Regeneron Pharmaceuticals, Inc.(2)	177,669	48,902
Salesforce.com, Inc.(2)	277,221	15,300
Starbucks Corp.	202,610	15,883
Twitter, Inc.(2)	67,341	4,286

		479,053

Total common stocks (Cost $650,404)		834,813

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $39,512 (Cost $39,512)(3)	$39,512	$39,512

Total investments - 96.5% (Cost $689,916)		874,325

Other assets less liabilities - 3.5%		31,252

Total net assets - 100.0%(4)		$905,577

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $124,931, or 13.8% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$40,303

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$107,836	11.9%
Consumer Staples	5,455	0.6
Energy	37,099	4.1
Financials	99,765	10.9
Health Care	177,792	19.7
Industrials	102,568	11.3
Information Technology	260,977	28.9
Materials	36,500	4.1
Utilities	6,821	0.7
Short-term investments	39,512	4.3

Total investments	$874,325	96.5%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
Australian dollar	$17,786		2.0%
Brazilian real	12,523		1.4
British pound	76,791		8.8
Canadian dollar	12,950		1.5
Euro	56,380		6.4
Hong Kong dollar	35,228		4.0
Japanese yen	51,254	*	5.9
Mexican peso	15,738		1.8
Swedish krona	39,829		4.6
Taiwan dollar	14,815		1.7
U.S. dollar	541,031		61.9

Total investments	$874,325		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Appreciation
State Street Bank and Trust Company	2/14/2014	JPY	1,947,808	USD	19,858	$1,359

State Street Bank and Trust Company	2/14/2014	JPY	253,105	USD	2,534	$130
State Street Bank and Trust Company	2/14/2014	JPY	162,531	USD	1,577	33

						$1,522

JPY - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.3%

ARGENTINA - 1.6%
Grupo Clarin S.A., Class B (DR)(1)	145,458	$873

AUSTRALIA - 1.6%
Tox Free Solutions Ltd.	272,718	850

CAMBODIA - 3.7%
NagaCorp Ltd.	1,842,000	1,946

CHINA - 11.6%
Beijing Enterprises Water Group Ltd.	596,000	374
Biostime International Holdings Ltd.	119,000	1,059
Changshouhua Food Co., Ltd.	572,000	737
China Oil & Gas Group Ltd.	12,540,000	2,312
Dukang Distillers Holdings Ltd.(1)	276,000	68
Labixiaoxin Snacks Group Ltd.	2,390,000	1,603

		6,153

FINLAND - 4.4%
Huhtamaki Oyj(2)	90,209	2,318

FRANCE - 2.6%
Naturex	17,475	1,401

GERMANY - 7.2%
Bertrandt AG(2)	7,674	1,172
Sky Deutschland AG(1)(2)	86,163	951
Stroeer Media AG(1)(2)	94,954	1,686

		3,809

HONG KONG - 2.4%
SPT Energy Group, Inc.	2,118,000	1,259

INDIA - 4.0%
Kaveri Seed Co., Ltd., Equity-Linked Security(2)(3)(4)(5)	70,634	2,120

INDONESIA - 3.0%
Global Mediacom Tbk PT(2)	5,658,500	885
MNC Sky Vision Tbk PT(2)	4,382,000	721

		1,606

ISRAEL - 2.6%
Sarin Technologies Ltd.	951,000	1,394

JAPAN - 2.0%
Sugi Holdings Co., Ltd.(2)	26,500	1,077

MALAYSIA - 5.2%
JobStreet Corp. Bhd	1,622,400	1,228
Oldtown Bhd	1,243,100	987

Power Root Bhd	947,500	$573

		2,788

PHILIPPINES - 0.2%
LT Group, Inc.(2)	283,900	99

PORTUGAL - 3.6%
Zon Optimus SGPS S.A.	258,208	1,918

SINGAPORE - 8.2%
Overseas Education Ltd.	2,322,000	1,518
SIIC Environment Holdings Ltd.(1)	19,767,000	2,867

		4,385

SWEDEN - 3.2%
Elekta AB, Class B(2)	34,078	523
Sanitec Corp.(1)(2)	112,257	1,178

		1,701

SWITZERLAND - 3.9%
Cembra Money Bank AG(1)(2)	14,209	933
Tecan Group AG(2)	9,823	1,163

		2,096

THAILAND - 0.1%
Big C Supercenter PCL (DR)(2)	11,100	62

UNITED KINGDOM - 11.3%
N Brown Group plc	157,835	1,392
Safestore Holdings plc	170,442	454
Synergy Health plc	91,135	1,816
Victrex plc	78,295	2,382

		6,044

UNITED STATES - 11.9%
First Republic Bank	12,743	667
Interpublic Group of Cos., Inc.	62,263	1,102
PerkinElmer, Inc.	22,842	942
Vantiv, Inc., Class A(1)	42,605	1,389
Wesco Aircraft Holdings, Inc.(1)	102,630	2,250

		6,350

Total common stocks and equity-linked securities (Cost $44,059)		50,249

	Par Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $4,689 (Cost $4,689)(6)	$4,689	$4,689

Total investments - 103.1% (Cost $48,748)	$54,938

Other assets less liabilities - (3.1)%	(1,636)

Total net assets - 100.0%(7)	$53,302

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $14,888, or 27.9% of total net assets.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The security was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	6/26/13-12/20/13	$1,823	$2,120	4.0%

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.125%	11/15/2027	$4,787

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$12,992	24.4%
Consumer Staples	9,786	18.3
Energy	1,259	2.4
Financials	2,054	3.7
Health Care	4,444	8.4
Industrials	8,072	15.1
Information Technology	1,389	2.6
Materials	4,700	8.9
Utilities	5,553	10.5
Short-term investments	4,689	8.8

Total investments	$54,938	103.1%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$850	1.6%
British pound	6,044	11.0
Euro	9,446	17.2
Hong Kong dollar	9,290	16.9
Indonesian rupiah	1,606	2.9
Japanese yen	1,077	2.0
Malaysian ringgit	2,788	5.1
Philippine peso	99	0.2
Singapore dollar	5,847	10.6
Swedish krona	1,701	3.1
Swiss franc	2,096	3.8
Thai baht	62	0.1
U.S. dollar	14,032	25.5

Total investments	$54,938	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.3%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.	299,329	$27,478

CANADA - 2.3%
Imperial Oil Ltd.	796,217	35,259

DENMARK - 1.6%
Carlsberg AS, Class B(1)	220,079	24,449

FRANCE - 2.0%
Total S.A.	197,199	12,080
Vivendi S.A.	715,976	18,867

		30,947

INDIA - 0.1%
Coal India Ltd.	480,527	2,253

JAPAN - 1.9%
Kao Corp.(1)	775,400	24,421
Sankyo Co., Ltd.(1)	88,300	4,075

		28,496

KOREA - 2.0%
Kia Motors Corp.(1)	432,744	23,146
Samsung Electronics Co., Ltd.(1)	5,241	6,850

		29,996

NETHERLANDS - 2.5%
ING Groep N.V. (DR)(2)	2,388,183	33,183
TNT Express N.V.	474,095	4,401

		37,584

NORWAY - 1.1%
Orkla ASA(1)	2,221,879	17,366

SWITZERLAND - 4.9%
Adecco S.A.(1)	422,936	33,590
Novartis AG(1)	505,875	40,485
Pargesa Holding S.A.(1)	7,583	613

		74,688

UNITED KINGDOM - 18.5%
AMEC plc	837,082	15,082
AstraZeneca plc	390,658	23,124
Compass Group plc	2,757,937	44,209
Diageo plc	636,928	21,094
Direct Line Insurance Group plc	2,345,691	9,695
Lloyds Banking Group plc(2)	26,508,786	34,626
Royal Bank of Scotland Group plc(2)	7,417,945	41,531
TESCO plc	8,335,122	46,149
Unilever plc (DR)	499,304	20,571
Vodafone Group plc	6,552,034	25,714

		281,795

UNITED STATES - 48.6%
3M Co.	316,829	$44,435
Accenture plc, Class A	189,618	15,590
American Express Co.	456,389	41,408
Aon plc	494,431	41,478
Apple, Inc.	44,700	25,082
Applied Materials, Inc.	95,185	1,684
ARAMARK Holdings Corp.(2)	793,390	20,803
Arch Capital Group Ltd.(2)(3)	778,284	46,456
Bank of New York Mellon Corp.	1,522,402	53,193
Chubb Corp.	295,040	28,510
Cisco Systems, Inc.	1,438,974	32,305
Flextronics International Ltd.(2)	1,253,080	9,736
Google, Inc., Class A(2)	27,643	30,980
Johnson & Johnson	475,734	43,572
Marsh & McLennan Cos., Inc.	794,492	38,422
Mastercard, Inc., Class A	44,509	37,185
Medtronic, Inc.	701,671	40,269
Microsoft Corp.	1,273,383	47,663
Oracle Corp.	1,865,194	71,362
Progressive Corp.	927,538	25,294
TE Connectivity Ltd.	810,124	44,646

		740,073

Total common stocks (Cost $1,097,818)		1,330,384

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $184,750 (Cost $184,750)(4)	$184,750	$184,750

Total investments - 99.4% (Cost $1,282,568)		1,515,134

Other assets less liabilities - 0.6%		9,074

Total net assets - 100.0%(5)		$1,524,208

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $174,995, or 11.5% of total net assets.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). See Note (I) in Notes to Form N-Q.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$188,446

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$92,233	6.1%
Consumer Staples	154,050	10.1
Energy	64,674	4.2
Financials	421,887	27.7
Health Care	147,450	9.8
Industrials	82,426	5.4
Information Technology	323,083	21.1
Telecommunication Services	44,581	2.9
Short-term investments	184,750	12.1

Total investments	$1,515,134	99.4%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$261,224		17.2%
Canadian dollar	35,259		2.3
Danish krone	24,449		1.6
Euro	96,009		6.3
Indian rupee	2,253		0.2
Japanese yen	28,496	*	1.9
Korean won	29,996		2.0
Norwegian krone	17,366		1.2
Swiss franc	74,688		4.9
U.S. dollar	945,394		62.4

Total investments	$1,515,134		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	2/14/2014	JPY	1,846,410	USD	18,825	$1,288
State Street Bank and Trust Company	2/14/2014	JPY	148,821	USD	1,488	75
State Street Bank and Trust Company	2/14/2014	JPY	141,277	USD	1,439	97
State Street Bank and Trust Company	2/14/2014	JPY	134,479	USD	1,365	88
State Street Bank and Trust Company	2/14/2014	JPY	123,763	USD	1,247	71
State Street Bank and Trust Company	2/14/2014	USD	1,214	JPY	120,380	(71)
State Street Bank and Trust Company	2/14/2014	JPY	103,769	USD	1,069	84

						$1,632

JPY - Japanese yen

USD - U.S. dollar

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 95.7%

BELGIUM - 4.3%
Anheuser-Busch InBev N.V.	3,528,588	$375,041
Telenet Group Holding N.V.	2,145,182	128,005
UCB S.A.	1,892,211	140,933

		643,979

CANADA - 0.8%
Canadian Pacific Railway Ltd.	755,234	114,282

CHINA - 8.4%
Baidu, Inc. (DR)(1)	3,761,967	669,179
Beijing Enterprises Holdings Ltd.	27,280,025	269,483
China Resources Land Ltd.	49,344,364	122,051
Tencent Holdings Ltd.	3,252,137	207,182

		1,267,895

DENMARK - 0.4%
Rockwool International AS, Class B(2)	351,017	62,154

FRANCE - 6.6%
LVMH Moet Hennessy Louis Vuitton S.A.	370,858	67,651
Pernod-Ricard S.A.	1,166,705	132,913
Schneider Electric S.A.	3,623,452	316,035
Unibail-Rodamco SE	726,244	186,081
Zodiac Aerospace	1,655,135	293,160

		995,840

GERMANY - 16.0%
Axel Springer SE(2)	243,568	15,653
Bayer AG(2)	4,022,004	564,261
Beiersdorf AG(2)	2,291,591	232,654
Deutsche Post AG(2)	11,549,516	421,160
HeidelbergCement AG(2)	1,951,608	148,110
Linde AG(2)	2,781,111	582,468
MTU Aero Engines AG(2)	2,005,048	196,941
Muenchener Rueckversicherungs AG(2)	1,155,462	254,657

		2,415,904

HONG KONG - 4.5%
AIA Group Ltd.	95,402,196	478,592
Hongkong Land Holdings Ltd.	11,166,724	65,884
Sands China Ltd.	16,002,400	131,250

		675,726

INDIA - 0.2%
Coal India Ltd.	7,672,719	35,973

INDONESIA - 0.5%
Bank Rakyat Indonesia Persero Tbk PT(2)	115,164,762	68,997

IRELAND - 0.5%
Ryanair Holdings plc, Equity-Linked Security(2)(3)(4)	8,776,066	$75,639

JAPAN - 12.1%
Denso Corp.(2)	2,380,300	125,854
Honda Motor Co., Ltd.(2)	9,769,243	402,911
IHI Corp.(2)	52,698,540	227,867
Japan Tobacco, Inc.(2)	3,532,102	114,924
NGK Insulators Ltd.(2)(5)	16,763,677	319,395
Olympus Corp.(1)(2)	1,396,700	44,299
Ono Pharmaceutical Co., Ltd.(2)	1,686,688	147,712
ORIX Corp.(2)	5,073,707	89,374
Toyota Motor Corp.(2)	5,790,651	352,375

		1,824,711

KOREA - 0.5%
Samsung Electronics Co., Ltd.(2)	58,840	76,903

MEXICO - 1.5%
Grupo Televisa S.A.B. (DR)	7,461,357	225,781

NETHERLANDS - 5.0%
ASML Holding N.V.	1,928,658	180,527
Unilever N.V. (DR)	10,323,910	415,781
Ziggo N.V.	3,492,739	159,525

		755,833

NIGERIA - 0.4%
Nigerian Breweries plc	63,545,481	66,704

SINGAPORE - 0.3%
Global Logistic Properties Ltd.	19,909,740	45,595

SPAIN - 0.7%
Grifols S.A.	1,916,838	91,675
Grifols S.A. (DR)	466,841	16,862

		108,537

SWITZERLAND - 9.5%
Actelion Ltd.(2)	778,992	66,036
Nestle S.A.(2)	6,210,436	455,895
Roche Holding AG(2)(4)	1,492,664	418,419
Swatch Group AG(2)	284,619	188,856
Swiss Re AG(2)	1,488,986	137,634
UBS AG(2)	9,063,371	172,660

		1,439,500

UNITED KINGDOM - 18.6%
HSBC Holdings plc	19,008,889	208,509
Imperial Tobacco Group plc	8,385,117	324,639
InterContinental Hotels Group plc	3,533,932	117,801
Johnson Matthey plc	3,682,122	199,995
Land Securities Group plc	12,789,777	204,062
Meggitt plc	15,831,211	138,288
Prudential plc	5,550,239	123,158
Rolls-Royce Holdings plc	22,818,361	481,773

Royal Mail plc(1)	11,194,322	$105,662
SABMiller plc	7,133,756	366,326
TESCO plc	21,068,475	116,649
Vodafone Group plc	51,109,961	200,586
WPP plc	9,687,520	221,380

		2,808,828

UNITED STATES - 4.9%
Covidien plc	4,367,451	297,423
Liberty Global plc, Class A(1)	3,117,830	277,456
Liberty Global plc, Series C(1)	219,195	18,482
Nielsen Holdings N.V.	677,572	31,094
Schlumberger Ltd.	1,300,363	117,176

		741,631

Total common stocks and equity-linked securities (Cost $10,554,423)		14,450,412

PREFERRED STOCKS - 1.5%

GERMANY - 1.5%
Henkel AG & Co. KGaA(2)(4)	1,875,048	217,526

UNITED KINGDOM - 0.0%†
Rolls-Royce Holdings plc(4)	1,438,809,670	2,383

Total preferred stocks (Cost $145,678)		219,909

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $399,821 (Cost $399,821)(6)	$399,821	$399,821

Total investments - 99.8% (Cost $11,099,922)		15,070,142

Other assets less liabilities - 0.2%		27,214

Total net assets - 100.0%(7)		$15,097,356

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $6,181,334, or 40.9% of total net assets.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)	Non-voting shares.
(5)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	2/15/2023	$39,196
U.S. Treasury Bond	6.000%	2/15/2026	195,187
U.S. Treasury Bond	6.750%	8/15/2026	173,438

			$407,821

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,273,455	15.2%
Consumer Staples	2,819,052	18.6
Energy	153,149	1.0
Financials	2,157,254	14.3
Health Care	1,787,620	11.8
Industrials	3,055,316	20.2
Information Technology	1,133,791	7.5
Materials	930,573	6.2
Telecommunication Services	360,111	2.4
Short-term investments	399,821	2.6

Total investments	$15,070,142	99.8%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,811,211	18.7%
Danish krone	62,154	0.4
Euro	5,120,757	34.0
Hong Kong dollar	1,208,558	8.0
Indian rupee	35,973	0.2
Indonesian rupiah	68,997	0.5
Japanese yen	1,824,711	12.1
Korean won	76,903	0.5
Nigerian naira	66,704	0.4

Singapore dollar	$45,595	0.3%
Swiss franc	1,439,500	9.6
U.S. dollar	2,309,079	15.3

Total investments	$15,070,142	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.8%

BRAZIL - 4.1%
Gol Linhas Aereas Inteligentes S.A. (DR)(1)	3,123,673	$14,275
International Meal Co. Holdings S.A.(1)(2)	1,698,300	13,141
M Dias Branco S.A. (2)	476,600	20,200

		47,616

CANADA - 4.2%
CAE, Inc.	3,832,511	48,743

CHINA - 18.8%
AMVIG Holdings Ltd.	13,138,000	6,252
Beijing Enterprises Water Group Ltd.	123,536,000	77,586
Biostime International Holdings Ltd.	2,809,000	24,995
China Everbright International Ltd.	35,648,000	47,535
China Oil & Gas Group Ltd.	135,400,000	24,970
Labixiaoxin Snacks Group Ltd.	28,557,000	19,150
Yingde Gases Group Co., Ltd.	16,120,500	16,860

		217,348

DENMARK - 2.4%
Rockwool International AS, Class B(2)	48,686	8,621
Royal Unibrew AS(2)	143,391	19,471

		28,092

FRANCE - 6.0%
Eurofins Scientific	163,835	44,289
IPSOS	239,556	10,256
Metropole Television S.A.	640,787	14,677

		69,222

GERMANY - 10.6%
Deutz AG(1)(2)	3,302,669	29,480
Wirecard AG(2)	2,339,598	92,541

		122,021

HONG KONG - 1.8%
SJM Holdings Ltd.	6,399,932	21,376

INDONESIA - 4.8%
Ace Hardware Indonesia Tbk PT(2)	160,228,800	7,778
Global Mediacom Tbk PT(2)	91,311,809	14,274
Mayora Indah Tbk PT(2)	2,185,000	4,681
MNC Sky Vision Tbk PT(2)	79,935,304	13,158
Nippon Indosari Corpindo Tbk PT(2)	91,042,500	7,647
Tempo Scan Pacific Tbk PT(2)	27,724,400	7,418

		54,956

IRELAND - 4.8%
Glanbia plc	3,581,527	55,479

ITALY - 2.0%
Davide Campari-Milano S.p.A.(2)	1,704,824	14,357

Prada S.p.A.	1,021,300	$9,055

		23,412

JAPAN - 2.7%
Sugi Holdings Co., Ltd.(2)	763,100	31,016

KENYA - 1.1%
East African Breweries Ltd.	3,914,200	13,153

KOREA - 1.1%
S1 Corp.(2)	176,307	12,514

MALAYSIA - 1.0%
Oldtown Bhd	14,943,800	11,862

PHILIPPINES - 0.9%
Megaworld Corp.(2)	149,064,000	10,922

PORTUGAL - 1.6%
Zon Optimus SGPS S.A.	2,538,525	18,858

SINGAPORE - 5.3%
Petra Foods Ltd.	6,467,000	16,501
SIA Engineering Co., Ltd.	4,014,700	16,098
Super Group Ltd.	9,357,000	28,176

		60,775

SWEDEN - 0.0%†
Sanitec Corp.(1)(2)	10,397	109

SWITZERLAND - 4.6%
Cembra Money Bank AG(1)(2)	340,030	22,318
Tecan Group AG(2)	257,210	30,463

		52,781

UNITED KINGDOM - 17.0%
Babcock International Group plc	2,418,449	54,265
Barratt Developments plc	4,079,864	23,579
Big Yellow Group plc	3,876,425	30,684
Britvic plc	2,614,712	29,984
Dignity plc	487,096	11,615
Electrocomponents plc	1,784,597	8,248
Hays plc	4,853,154	10,431
Synergy Health plc	121,746	2,425
UBM plc	2,285,694	24,830

		196,061

Total common stocks (Cost $746,377)		1,096,316

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $91,217 (Cost $91,217)(3)	$91,217	$91,217

Total investments - 102.7% (Cost $837,594)		1,187,533

Other assets less liabilities - (2.7)%		(31,021)

Total net assets - 100.0%(4)		$1,156,512

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $360,109, or 31.1% of total net assets.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$93,045

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$182,597	15.7%
Consumer Staples	296,672	25.7
Financials	63,924	5.5
Health Care	84,595	7.4
Industrials	242,071	20.9
Information Technology	100,789	8.7
Materials	23,112	2.0
Utilities	102,556	8.9
Short-term investments	91,217	7.9

Total investments	$1,187,533	102.7%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$33,341	2.8%
British pound	196,061	16.5
Canadian dollar	48,743	4.1
Danish krone	28,092	2.4
Euro	279,937	23.6
Hong Kong dollar	247,779	20.9
Indonesian rupiah	54,956	4.6
Japanese yen	31,016	2.6
Kenyan shilling	13,153	1.1
Korean won	12,514	1.1
Malaysian ringgit	11,862	1.0
Philippine peso	10,922	0.9
Singapore dollar	60,775	5.1
Swedish krona	109	— (1)
Swiss franc	52,781	4.4
U.S. dollar	105,492	8.9

Total investments	$1,187,533	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.9%

BELGIUM - 2.0%
Groupe Bruxelles Lambert S.A.	2,460,719	$225,895

CANADA - 2.4%
Imperial Oil Ltd.	5,996,337	265,538

CHINA - 2.7%
Baidu, Inc. (DR)(1)	1,727,428	307,275

DENMARK - 2.1%
Carlsberg AS, Class B(2)	2,088,313	231,994

FRANCE - 5.1%
Societe Television Francaise 1	4,041,564	77,895
Sodexo	1,444,290	146,316
Sodexo Prime De Fidelite Common Stock(3)	1,284,779	130,156
Total S.A.	1,467,740	89,914
Vivendi S.A.	5,066,215	133,503

		577,784

GERMANY - 1.4%
Deutsche Boerse AG(2)	1,937,341	160,875

INDIA - 0.1%
Coal India Ltd.	1,293,938	6,067

JAPAN - 7.1%
Aderans Co., Ltd.(2)	802,900	8,880
Credit Saison Co., Ltd.(2)	6,236,859	164,496
Kao Corp.(2)	8,682,500	273,456
Nifco, Inc.(2)	2,065,500	54,764
Sankyo Co., Ltd.(2)	1,476,780	68,142
Stanley Electric Co., Ltd.(2)(4)	9,963,800	228,340

		798,078

KOREA - 3.3%
Kia Motors Corp.(2)	3,033,203	162,234
Samsung Electronics Co., Ltd.(2)	161,928	211,639

		373,873

NETHERLANDS - 4.5%
ING Groep N.V. (DR)(1)	27,281,752	379,068
Reed Elsevier N.V.	1,944,749	41,201
TNT Express N.V.	9,363,593	86,924

		507,193

NORWAY - 1.7%
Aker Solutions ASA(2)	3,330,765	59,550
Orkla ASA(2)	17,225,943	134,635

		194,185

SWITZERLAND - 8.2%
Adecco S.A.(2)	2,668,824	211,959

Novartis AG(2)	4,367,515	$349,534
Panalpina Welttransport Holding AG(2)(4)	1,529,151	256,894
Pargesa Holding S.A.(2)	1,344,272	108,581

		926,968

UNITED KINGDOM - 30.3%
Alent plc(4)	17,751,579	104,355
AMEC plc	6,248,378	112,575
AstraZeneca plc	2,946,245	174,394
Carpetright plc(1)(4)	4,922,799	41,004
Compass Group plc	38,359,452	614,886
Diageo plc	4,815,818	159,495
Direct Line Insurance Group plc	18,981,124	78,454
Lloyds Banking Group plc(1)	201,015,473	262,569
Michael Page International plc	2,884,125	23,307
QinetiQ Group plc	25,330,974	91,025
Reed Elsevier plc	28,275,215	420,933
Royal Bank of Scotland Group plc(1)	56,318,029	315,311
Savills plc	4,237,092	45,326
TESCO plc	70,268,683	389,054
Unilever plc (DR)	5,203,199	214,372
Vesuvius plc(4)	19,221,786	162,335
Vodafone Group plc	52,593,879	206,410

		3,415,805

UNITED STATES - 16.0%
Accenture plc, Class A	1,937,920	159,336
Aon plc	3,621,843	303,837
Applied Materials, Inc.	721,571	12,765
Arch Capital Group Ltd.(1)(4)	5,852,812	349,354
Covidien plc	4,702,942	320,270
Flextronics International Ltd.(1)	11,238,309	87,322
Mallinckrodt plc(1)	2,883,357	150,684
TE Connectivity Ltd.	7,662,682	422,290

		1,805,858

Total common stocks (Cost $6,790,903)		9,797,388

PREFERRED STOCKS - 0.2%

KOREA - 0.2%
Samsung Electronics Co., Ltd.(2)(5)	21,152	20,359

Total preferred stocks (Cost $17,649)		20,359

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $1,324,697 (Cost $1,324,697)(6)	$1,324,697	$1,324,697

Total investments - 98.9% (Cost $8,133,249)		11,142,444

Other assets less liabilities - 1.1%		124,755

Total net assets - 100.0%(7)		$11,267,199

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $2,706,332, or 24.0% of total net assets.
(3)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(4)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$1,351,194

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,985,871	17.6%
Consumer Staples	1,411,886	12.6
Energy	533,644	4.8
Financials	2,393,766	21.1
Health Care	994,882	8.8
Industrials	832,444	7.4
Information Technology	1,220,986	10.9
Materials	104,355	0.9
Telecommunication Services	339,913	3.0
Short-term investments	1,324,697	11.8

Total investments	$11,142,444	98.9%

CURRENCY EXPOSURE - DECEMBER 31, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$3,201,433		28.7%
Canadian dollar	265,538		2.4
Danish krone	231,994		2.1
Euro	1,471,747		13.2
Indian rupee	6,067		0.1
Japanese yen	798,078	*	7.2
Korean won	394,232		3.5
Norwegian krone	194,185		1.7
Swiss franc	926,968		8.3
U.S. dollar	3,652,202		32.8

Total investments	$11,142,444		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

		Contract Amount
Counterparty	Contract Settlement Date	Deliver		Receive		Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	2/14/2014	JPY	58,950,416	USD	601,008	$41,125
State Street Bank and Trust Company	2/14/2014	JPY	3,764,025	USD	37,594	1,845
State Street Bank and Trust Company	2/14/2014	USD	34,072	JPY	3,343,076	(2,321)
State Street Bank and Trust Company	2/14/2014	JPY	3,147,896	USD	31,477	1,580
State Street Bank and Trust Company	2/14/2014	JPY	2,432,647	USD	24,781	1,677
State Street Bank and Trust Company	2/14/2014	JPY	1,544,744	USD	15,784	1,113

						$45,019

JPY   - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 19.5%
Auto Components - 2.9%
BorgWarner, Inc.	4,991,352	$279,066

Distributors - 1.8%
LKQ Corp.(1)	5,325,432	175,206

Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc.(1)	320,114	170,550
Melco Crown Entertainment Ltd. (DR)(1)(2)	2,015,238	79,038

		249,588

Household Durables - 1.0%
Garmin Ltd.	2,121,461	98,054

Internet & Catalog Retail - 2.3%
Ctrip.com International Ltd. (DR)(1)(2)	2,023,800	100,421
Groupon, Inc.(1)	4,464,198	52,544
TripAdvisor, Inc.(1)	903,938	74,873

		227,838

Specialty Retail - 4.6%
Cabela’s, Inc.(1)	1,133,057	75,529
Tractor Supply Co.	2,620,147	203,271
Urban Outfitters, Inc.(1)	850,318	31,547
Williams-Sonoma, Inc.	2,318,816	135,141

		445,488

Textiles, Apparel & Luxury Goods - 4.3%
Fossil Group, Inc. (1)	969,438	116,275
Lululemon Athletica, Inc.(1)	389,092	22,968
Ralph Lauren Corp.	906,400	160,043
Under Armour, Inc., Class A(1)	1,336,268	116,656

		415,942

CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc.(1)	619,143	46,795

ENERGY - 5.7%
Energy Equipment & Services - 2.3%
Core Laboratories N.V.	351,151	67,053
Oceaneering International, Inc.	1,991,318	157,075

		224,128
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	4,329,559	167,814
Noble Energy, Inc.	2,331,927	158,827

		326,641

FINANCIALS - 4.9%
Capital Markets - 0.7%
LPL Financial Holdings, Inc.	1,528,272	71,875

Consumer Finance - 2.9%
Discover Financial Services	4,940,515	$276,422

Diversified Financial Services - 1.3%
IntercontinentalExchange Group, Inc.	561,028	126,186

HEALTH CARE - 23.4%
Biotechnology - 11.4%
Alexion Pharmaceuticals, Inc.(1)	1,342,796	178,673
Cepheid, Inc. (1)(3)	3,759,916	175,663
Incyte Corp. Ltd.(1)	2,867,269	145,170
Isis Pharmaceuticals, Inc.(1)(3)	4,772,485	190,136
Regeneron Pharmaceuticals, Inc.(1)	1,513,128	416,473

		1,106,115

Health Care Providers & Services - 2.6%
Cigna Corp.	2,849,396	249,265

Health Care Technology - 4.8%
athenahealth, Inc.(1)	1,448,377	194,807
Cerner Corp.(1)	4,915,096	273,967

		468,774

Life Sciences Tools & Services - 4.6%
Covance, Inc.(1)	1,500,017	132,091
Illumina, Inc.(1)	1,751,099	193,707
Mettler-Toledo International, Inc.(1)	482,953	117,160

		442,958

INDUSTRIALS - 15.8%
Building Products - 2.2%
Fortune Brands Home & Security, Inc.	4,686,222	214,160

Commercial Services & Supplies - 1.2%
Waste Connections, Inc.	2,632,990	114,877

Electrical Equipment - 3.8%
AMETEK, Inc.	3,330,850	175,436
Rockwell Automation, Inc.	1,617,959	191,178

		366,614

Machinery - 2.1%
Chart Industries, Inc.(1)	1,087,380	103,997
Pall Corp.	1,231,490	105,108

		209,105

Professional Services - 4.9%
IHS, Inc., Class A(1)	2,820,392	337,601
Verisk Analytics, Inc., Class A(1)	2,126,491	139,753

		477,354

Road & Rail - 1.6%
Kansas City Southern	1,223,356	151,488

INFORMATION TECHNOLOGY - 26.5%
Electronic Equipment, Instruments & Components - 4.6%
FLIR Systems, Inc.(3)	2,433,173	73,238

IPG Photonics Corp.(1)	1,861,924	$144,504
Trimble Navigation Ltd.(1)	6,663,306	231,217

		448,959

Internet Software & Services - 4.8%
LinkedIn Corp., Class A(1)	1,107,019	240,035
Pandora Media, Inc.(1)	4,065,474	108,142
SINA Corp.(1)	848,659	71,499
Twitter, Inc.(1)	651,657	41,478

		461,154

IT Services - 0.8%
Gartner, Inc.(1)	1,065,012	75,669

Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc.	14,038,118	248,334
ARM Holdings plc (DR)(2)	3,641,974	199,362
Cree, Inc.(1)	1,165,455	72,922
Freescale Semiconductor Ltd.(1)	6,884,421	110,495

		631,113

Software - 9.8%
ANSYS, Inc.(1)	877,556	76,523
Autodesk, Inc.(1)	2,012,830	101,306
CommVault Systems, Inc.(1)(3)	1,683,566	126,065
Concur Technologies, Inc.(1)	1,695,018	174,892
Guidewire Software, Inc.(1)	698,877	34,294
Red Hat, Inc.(1)	2,952,675	165,468
Salesforce.com, Inc.(1)	2,612,387	144,178
ServiceNow, Inc.(1)	891,256	49,919
Workday, Inc., Class A(1)	960,424	79,869

		952,514

Total common stocks (Cost $5,481,157)		9,333,348
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $413,373 (Cost $413,373)(4)	$413,373	$13,373

Total investments - 100.6% (Cost $5,894,530)		9,746,721

Other assets less liabilities - (0.6)%		(57,392)

Total net assets - 100.0%(5)		$9,689,329

(1)	Non-income producing security.

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Melco Crown Entertainment Ltd. (DR)	Hong Kong	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$142,529
U.S. Treasury Note	8.125%	5/15/2021	279,114

			$421,643

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.9%

CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	7,524,821	$218,521

Internet & Catalog Retail - 1.3%
Liberty Interactive Corp., Class A(1)	5,329,950	156,434

Leisure Equipment & Products - 1.9%
Mattel, Inc.	4,609,481	219,319

Media - 1.9%
Omnicom Group, Inc.	2,993,006	222,590

Multiline Retail - 1.5%
Nordstrom, Inc.	2,788,926	172,355

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc.(1)	2,803,575	225,127

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	3,460,268	194,225

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Kroger Co.	7,299,398	288,545

ENERGY - 12.5%
Energy Equipment & Services - 4.6%
Ensco plc, Class A	3,348,630	191,475
McDermott International, Inc.(1)(2)	14,207,306	130,139
Patterson-UTI Energy, Inc.(2)	8,852,730	224,151

		545,765

Oil, Gas & Consumable Fuels - 7.9%
Cimarex Energy Co.	2,823,276	296,190
Hess Corp.	2,778,318	230,600
SM Energy Co.	2,336,312	194,171
Southwestern Energy Co.(1)	5,517,486	217,003

		937,964

FINANCIALS - 20.5%
Capital Markets - 0.9%
Northern Trust Corp.	1,742,763	107,860

Commercial Banks - 1.0%
M&T Bank Corp.	1,000,573	116,487

Diversified Financial Services - 2.2%
IntercontinentalExchange Group, Inc.	1,141,005	256,635

Insurance - 14.8%
Alleghany Corp.(1)	667,301	$266,894
Allied World Assurance Co. Holdings AG	1,300,758	146,738
Allstate Corp.	5,026,229	274,131
Aon plc	2,615,533	219,417
Arch Capital Group Ltd.(1)(2)	4,071,498	243,028
Loews Corp.	3,990,674	192,510
Progressive Corp.	7,943,462	216,618
Torchmark Corp.	2,500,486	195,413

		1,754,749

Real Estate Investment Trusts (REITs) - 1.6%
Annaly Capital Management, Inc.	6,478,531	64,591
Hatteras Financial Corp.(2)	7,703,517	125,875

		190,466

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.	1,060,812	117,209

Health Care Providers & Services - 3.0%
Cigna Corp.	4,092,967	358,053

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.5%
L-3 Communications Holdings, Inc.	1,134,690	121,253
Rockwell Collins, Inc.	2,424,714	179,235

		300,488

Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,510,783	116,558

Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc.(1)	2,712,868	170,884

Electrical Equipment - 1.4%
Hubbell, Inc., Class B	1,565,961	170,533

Machinery - 1.4%
Joy Global, Inc.	2,866,719	167,674

Professional Services - 3.1%
Manpower, Inc.	2,136,400	183,432
Towers Watson & Co., Class A	1,424,342	181,760

		365,192

Road & Rail - 1.1%
Ryder System, Inc.(2)	1,818,535	134,171

INFORMATION TECHNOLOGY - 24.0%
Computers & Peripherals - 1.0%
Lexmark International, Inc., Class A(2)	3,422,382	121,563

Electronic Equipment, Instruments & Components - 9.2%
Arrow Electronics, Inc.(1)(2)	5,632,407	305,558
Avnet, Inc.(2)	7,400,428	326,433

FLIR Systems, Inc.(2)	8,448,611	$254,303
Ingram Micro, Inc., Class A(1)(2)	8,833,983	207,245

		1,093,539

IT Services - 5.1%
Broadridge Financial Solutions, Inc.	1,967,672	77,762
NeuStar, Inc., Class A(1)	2,967,568	147,963
Teradata Corp.(1)	3,252,879	147,974
Western Union Co.	13,422,413	231,537

		605,236

Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	5,825,500	296,692
KLA-Tencor Corp.	3,157,179	203,512
Lam Research Corp.(1)	5,316,689	289,494

		789,698

Software - 2.0%
Autodesk, Inc.(1)	256,261	12,897
Open Text Corp.(3)	1,203,009	110,629
Synopsys, Inc.(1)	2,765,689	112,204

		235,730

MATERIALS - 1.1%
Metals & Mining - 1.1%
Kinross Gold Corp.(3)	28,823,727	126,248

UTILITIES - 2.5%
Electric Utilities - 2.0%
Edison International	5,025,724	232,691

Multi-Utilities - 0.5%
SCANA Corp.	1,375,520	64,553

Total common stocks (Cost $7,503,813)		10,777,062
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $1,204,636 (Cost $1,204,636)(4)	$1,204,636	$1,204,636

Total investments - 101.1% (Cost $8,708,449)		11,981,698

Other assets less liabilities - (1.1)%		(130,138)

Total net assets - 100.0%(5)		$11,851,560

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	12/31/2020	$1,228,730

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.5%
Gentherm, Inc.(1)	984,284	$26,389

Distributors - 1.6%
LKQ Corp.(1)	816,184	26,852

Hotels, Restaurants & Leisure - 3.0%
Dunkin’ Brands Group, Inc.	1,061,858	51,182

Internet & Catalog Retail - 1.2%
HomeAway, Inc.(1)	516,883	21,130

Media - 0.5%
Imax Corp.(1)(2)	304,329	8,972

Specialty Retail - 2.9%
Five Below, Inc.(1)	241,587	10,436
Francesca’s Holdings Corp.(1)	816,058	15,024
Hibbett Sports, Inc.(1)	182,595	12,272
Restoration Hardware Holdings, Inc.(1)	182,595	12,289

		50,021

Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp.(1)	424,687	35,869
Quiksilver, Inc.(1)	1,636,203	14,349
Tumi Holdings, Inc.(1)	442,441	9,977
Vince Holding Corp.(1)	147,466	4,523

		64,718

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.1%
Fresh Market, Inc.(1)	511,265	20,706
PriceSmart, Inc.	130,625	15,093

		35,799

Food Products - 0.4%
Annie’s, Inc.(1)	165,740	7,133

ENERGY - 3.3%
Energy Equipment & Services - 0.8%
Dril-Quip, Inc.(1)	39,131	4,301
Geospace Technologies Corp.(1)	102,056	9,678

		13,979

Oil, Gas & Consumable Fuels - 2.5%
Oasis Petroleum, Inc.(1)	429,898	20,192
Rosetta Resources, Inc.(1)	419,659	20,161
Solazyme, Inc.(1)	236,197	2,572

		42,925

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
MarketAxess Holdings, Inc.	60,158	$4,023

HEALTH CARE - 20.8%
Biotechnology - 11.0%
Alnylam Pharmaceuticals, Inc.(1)	250,014	16,083
Cepheid, Inc.(1)(3)	1,101,187	51,448
Foundation Medicine, Inc.(1)	156,512	3,728
Incyte Corp. Ltd.(1)	1,192,315	60,367
Isis Pharmaceuticals, Inc.(1)(3)	1,413,339	56,307

		187,933

Health Care Equipment & Supplies - 4.1%
DexCom, Inc.(1)	1,604,488	56,815
GenMark Diagnostics, Inc.(1)	1,047,813	13,946

		70,761

Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc.(1)	244,396	11,567

Health Care Technology - 3.0%
athenahealth, Inc.(1)	384,600	51,729

Life Sciences Tools & Services - 2.0%
Bruker Corp.(1)	1,755,466	34,706

INDUSTRIALS - 17.9%
Aerospace & Defense - 4.9%
DigitalGlobe, Inc.(1)	546,857	22,503
Taser International, Inc.(1)	794,147	12,611
Teledyne Technologies, Inc.(1)	543,922	49,965

		85,079

Electrical Equipment - 3.4%
Acuity Brands, Inc.	530,929	58,041

Machinery - 4.4%
Chart Industries, Inc.(1)	320,243	30,628
ExOne Co.(1)	96,088	5,809
IDEX Corp.	349,472	25,809
Proto Labs, Inc.(1)	194,716	13,860

		76,106

Professional Services - 1.8%
Advisory Board Co.(1)	488,792	31,121

Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc.(1)	1,439,689	57,991

INFORMATION TECHNOLOGY - 35.9%
Electronic Equipment, Instruments & Components - 7.6%
Cognex Corp.(1)	1,941,122	74,112
Control4 Corp.(1)	201,257	3,562
FEI Co.	272,487	24,350

IPG Photonics Corp.(1)	369,684	$28,691

		130,715

Internet Software & Services - 10.4%
Benefitfocus, Inc.(1)	161,526	9,327
CoStar Group, Inc.(1)	258,695	47,750
Criteo S.A. (DR)(1)(2)	51,027	1,745
Demandware, Inc.(1)	508,568	32,609
MercadoLibre, Inc.	77,280	8,330
Pandora Media, Inc.(1)	1,875,107	49,878
Rocket Fuel, Inc.(1)	34,940	2,148
Shutterstock, Inc.(1)	108,714	9,092
Textura Corp.(1)	568,499	17,021

		177,900

IT Services - 0.8%
Acxiom Corp.(1)	382,733	14,154

Semiconductors & Semiconductor Equipment - 1.9%
Cavium, Inc.(1)	579,455	19,997
Ultratech, Inc.(1)(3)	411,386	11,930

		31,927

Software - 15.2%
CommVault Systems, Inc.(1)(3)	681,219	51,010
Concur Technologies, Inc.(1)	404,672	41,754
FireEye, Inc.(1)	43,326	1,889
Guidewire Software, Inc.(1)	867,507	42,569
Informatica Corp.(1)	1,023,935	42,493
PROS Holdings, Inc.(1)	242,991	9,695
RealPage, Inc.(1)	1,181,247	27,618
Tableau Software, Inc., Class A(1)	206,487	14,233
Tyler Technologies, Inc.(1)	186,808	19,079
Ultimate Software Group, Inc.(1)	75,482	11,565

		261,905

Total common stocks (Cost $1,080,330)		1,634,758
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $94,427 (Cost $94,427)(4)	$94,427	$94,427

Total investments - 100.6% (Cost $1,174,757)	$1,729,185

Other assets less liabilities - (0.6)%	(9,932)

Total net assets - 100.0%(5)	$1,719,253

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Criteo S.A. (DR)	France	U.S. dollar
Imax Corp.	Canada	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$96,319

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.3%

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
Remy International, Inc.	648,171	$15,115

Diversified Consumer Services - 1.6%
Matthews International Corp., Class A	630,110	26,849
Regis Corp.	1,319,415	19,145

		45,994

Household Durables - 0.5%
Universal Electronics, Inc.(1)	393,067	14,980

Media - 2.2%
DreamWorks Animation SKG, Inc., Class A(1)	1,664,451	59,088
Meredith Corp.	81,556	4,224

		63,312

Specialty Retail - 3.8%
America’s Car-Mart, Inc.(1)	151,220	6,386
Jos A Bank Clothiers, Inc.(1)	144,299	7,897
Outerwall, Inc.(1)	502,566	33,808
Rent-A-Center, Inc.	1,854,559	61,831

		109,922

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc., Class A(1)	347,148	11,501
Vera Bradley, Inc.(1)	656,070	15,772

		27,273

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Cott Corp.(2)	1,996,411	16,091

Food Products - 1.4%
Darling International, Inc.(1)	1,464,082	30,570
Fresh Del Monte Produce, Inc.	303,234	8,582

		39,152

ENERGY - 16.5%
Energy Equipment & Services - 10.0%
C&J Energy Services, Inc.(1)	681,845	15,750
Era Group, Inc.(1)	501,769	15,484
Gulfmark Offshore, Inc., Class A	1,022,218	48,177
Key Energy Services, Inc.(1)	2,509,484	19,825
McDermott International, Inc.(1)(3)	90,146	826
Newpark Resources, Inc.(1)	2,000,789	24,590
Parker Drilling Co.(1)	3,358,552	27,305
SEACOR Holdings, Inc.(1)	173,397	15,814
Superior Energy Services, Inc.(1)	627,938	16,709
Tesco Corp.(1)	470,976	9,316
Tidewater, Inc.	791,187	46,894
Unit Corp.(1)	892,670	46,080

		286,770

Oil, Gas & Consumable Fuels - 6.5%
Abraxas Petroleum Corp.(1)	1,179,602	$3,869
Approach Resources, Inc.(1)	1,344,763	25,941
Cloud Peak Energy, Inc.(1)	2,515,521	45,280
Comstock Resources, Inc.	875,730	16,017
Emerald Oil, Inc.(1)	903,110	6,918
Synergy Resources Corp.(1)	648,077	6,001
World Fuel Services Corp.	1,921,533	82,933

		186,959

FINANCIALS - 6.8%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)(3)	1,176,598	27,191

Insurance - 2.1%
Allied World Assurance Co. Holdings AG	217,762	24,566
Platinum Underwriters Holdings Ltd.	604,925	37,070

		61,636

Real Estate Investment Trusts (REITs) - 3.0%
Anworth Mortgage Asset Corp.	3,852,047	16,217
Campus Crest Communities, Inc.	2,825,339	26,586
CYS Investments, Inc.	1,944,816	14,411
Hatteras Financial Corp.(3)	1,743,062	28,482

		85,696

Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp, Inc.	524,861	14,313
Dime Community Bancshares, Inc.	463,948	7,850

		22,163

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 1.4%
CONMED Corp.	483,684	20,557
Merit Medical Systems, Inc.(1)	1,271,305	20,010

		40,567

Health Care Providers & Services - 1.1%
Landauer, Inc.	278,832	14,670
Owens & Minor, Inc.	410,041	14,991

		29,661

Life Sciences Tools & Services - 0.4%
ICON plc(1)(2)	304,584	12,308

INDUSTRIALS - 24.3%
Aerospace & Defense - 1.9%
Cubic Corp.	627,893	33,065
Curtiss-Wright Corp.	330,373	20,559

		53,624

Airlines - 0.5%
Hawaiian Holdings, Inc.(1)	1,594,133	15,352

Building Products - 0.0%†
Quanex Building Products Corp.	42,220	841

Commercial Services & Supplies - 1.7%
Quad/Graphics, Inc.	353,248	$9,619
Tetra Tech, Inc.(1)	1,385,963	38,779

		48,398

Construction & Engineering - 5.9%
Comfort Systems USA, Inc.	714,288	13,850
EMCOR Group, Inc.	2,253,509	95,639
Granite Construction, Inc.	775,425	27,124
Orion Marine Group, Inc.(1)(3)	1,369,151	16,471
Tutor Perini Corp.(1)	656,682	17,271

		170,355

Electrical Equipment - 1.8%
AZZ, Inc.	351,105	17,155
Brady Corp., Class A	289,451	8,953
Encore Wire Corp.	476,117	25,805

		51,913

Machinery - 2.5%
Astec Industries, Inc.	583,840	22,554
Global Brass & Copper Holdings, Inc.	712,290	11,788
Mueller Industries, Inc.	93,410	5,886
Woodward, Inc.	701,872	32,012

		72,240

Professional Services - 4.4%
CRA International, Inc.(1)(3)	604,281	11,965
FTI Consulting, Inc.(1)	1,739,290	71,554
Resources Connection, Inc.	32,936	472
Towers Watson & Co., Class A	174,390	22,254
TrueBlue, Inc.(1)	791,972	20,417

		126,662

Road & Rail - 3.9%
Celadon Group, Inc.	788,245	15,355
Ryder System, Inc.(3)	1,290,272	95,196

		110,551

Trading Companies & Distributors - 1.7%
Kaman Corp.	582,450	23,141
TAL International Group, Inc.	318,684	18,276
Textainer Group Holdings Ltd.	180,424	7,257

		48,674

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.7%
ADTRAN, Inc.(3)	2,888,115	78,008

Computers & Peripherals - 1.9%
Lexmark International, Inc., Class A(3)	605,149	21,495
QLogic Corp.(1)	2,830,997	33,490

		54,985

Electronic Equipment, Instruments & Components - 5.5%
Arrow Electronics, Inc.(1)(3)	965,863	52,398
Benchmark Electronics, Inc.(1)	849,568	19,608
FARO Technologies, Inc.(1)	157,478	9,181
Park Electrochemical Corp.	909,391	26,118

Tech Data Corp.(1)	983,578	$50,752

		158,057

Internet Software & Services - 1.5%
Blucora, Inc.(1)	481,641	14,045
EarthLink, Inc.(3)	5,547,040	28,123

		42,168

IT Services - 1.7%
CACI International, Inc., Class A(1)	182,452	13,359
Sykes Enterprises, Inc.(1)	1,577,052	34,396

		47,755

Semiconductors & Semiconductor Equipment - 4.3%
MKS Instruments, Inc.	852,481	25,523
Nanometrics, Inc.(1)(3)	1,309,873	24,953
Rudolph Technologies, Inc.(1)	1,515,982	17,798
Ultratech, Inc.(1)(3)	1,905,794	55,268

		123,542

Software - 3.4%
MicroStrategy, Inc., Class A(1)	406,134	50,458
Progress Software Corp.(1)	1,833,432	47,358

		97,816

MATERIALS - 7.3%
Chemicals - 5.0%
American Vanguard Corp.	677,032	16,445
HB Fuller Co.	1,723,057	89,668
Intrepid Potash, Inc.(1)	1,077,854	17,073
Minerals Technologies, Inc.	123,080	7,393
Sensient Technologies Corp.	311,656	15,122

		145,701

Metals & Mining - 2.3%
Alamos Gold, Inc.(2)	702,344	8,519
AuRico Gold, Inc.(2)	2,907,828	10,643
Schnitzer Steel Industries, Inc., Class A	1,413,040	46,164

		65,326

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	505,597	28,602

Total common stocks (Cost $1,905,443)		2,625,360

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $267,078 (Cost $267,078)(4)	$267,078	$267,078

Total investments - 100.6% (Cost $2,172,521)	$2,892,438

Other assets less liabilities - (0.6)%	(17,382)

Total net assets - 100.0%(5)	$2,875,056

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar
Cott Corp.	Canada	U.S. dollar
ICON plc	Ireland	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$71,730
U.S. Treasury Note	1.750%	5/15/2022	69,609
U.S. Treasury Note	2.125%	8/15/2021	131,084

			$272,423

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.8%

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 3.3%
Cie Generale des Etablissements Michelin(1)	449,918	$47,814

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Kroger Co.	736,173	29,101

ENERGY - 15.9%
Energy Equipment & Services - 8.7%
Baker Hughes, Inc.	833,938	46,084
National Oilwell Varco, Inc.	608,980	48,432
Noble Corp. plc	861,206	32,269

		126,785

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	689,283	59,237
Chevron Corp.	368,861	46,074

		105,311

FINANCIALS - 19.6%
Capital Markets - 4.3%
Bank of New York Mellon Corp.	902,335	31,528
Goldman Sachs Group, Inc.	180,444	31,985

		63,513

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B(2)	285,857	33,891

Insurance - 11.0%
Alleghany Corp.(2)	91,620	36,644
Allstate Corp.	564,215	30,772
Arch Capital Group Ltd.(2)(3)	504,680	30,125
Chubb Corp.	355,617	34,363
Progressive Corp.	1,035,720	28,244

		160,148

Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management, Inc.	2,933,433	29,247

HEALTH CARE - 3.7%
Health Care Providers & Services - 3.7%
Cigna Corp.	612,161	53,552

INDUSTRIALS - 3.3%
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc.(2)	135,862	8,558

Road & Rail - 2.7%
Union Pacific Corp.	239,252	40,194

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,576,188	$35,385

Computers & Peripherals - 9.5%
Apple, Inc.	185,898	104,309
EMC Corp.	1,392,430	35,020

		139,329

Electronic Equipment, Instruments & Components - 2.1%
Avnet, Inc.(3)	706,007	31,142

IT Services - 6.7%
International Business Machines Corp.	298,627	56,013
Western Union Co.	2,415,218	41,663

		97,676

Software - 7.5%
Microsoft Corp.	1,152,198	43,127
Oracle Corp.	1,722,185	65,891

		109,018

MATERIALS - 10.8%
Chemicals - 6.9%
LyondellBasell Industries N.V., Class A	474,913	38,126
Mosaic Co.	658,970	31,149
Potash Corp. of Saskatchewan, Inc.(1)	940,737	31,007

		100,282

Metals & Mining - 3.9%
Goldcorp, Inc.(1)	1,280,735	27,754
Kinross Gold Corp.(1)	6,702,442	29,357

		57,111

Total common stocks (Cost $1,065,019)		1,268,057

PREFERRED STOCKS - 5.6%

INFORMATION TECHNOLOGY - 5.6%
Semiconductors & Semiconductor Equipment - 5.6%
Samsung Electronics Co., Ltd.(1)(4)(5)	84,712	81,535

Total preferred stocks (Cost $57,781)		81,535
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/13, due 1/2/14, maturity value $108,505 (Cost $108,505)(6)	$108,505	$108,505

Total investments - 99.8% (Cost $1,231,305)	$1,458,097

Other assets less liabilities - 0.2%	2,233

Total net assets - 100.0%(7)	$1,460,330

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Potash Corp. of Saskatchewan, Inc.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $81,535, or 5.6% of total net assets.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	2/15/2023	$11,722
U.S. Treasury Note	2.125%	8/15/2021	15,603
U.S. Treasury Note	2.375%	12/31/2020	71,207
U.S. Treasury Bond	6.125%	11/15/2027	12,145

			$110,677

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q December 31, 2013 (Unaudited)

(A) Organization:

As of December 31, 2013, Artisan Partners Funds, Inc. (“Artisan Funds”) is a series company comprised of thirteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, the Middle East, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2013 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$28,348	$6,907	$—	$35,255
Emerging Asia	232,137	136,561	288	368,986
Europe, Middle East & Africa	78,906	24,512	—	103,418
Latin America	31,620	76,079	—	107,699
Preferred Stocks(1)
Emerging Asia	—	3,794	—	3,794
Latin America	—	5,760	—	5,760
Convertible Debentures(1)
Latin America	—	3	—	3
Repurchase Agreement	—	25,814	—	25,814
Total Investments	371,011	279,430	288	650,729
Foreign Currency Forward Contracts(2)	—	(7)	—	(7)
Total	$371,011	$279,423	$288	$650,722
Global Equity
Common Stocks(1)
Americas	$72,565	$—	$—	$72,565
Emerging Markets	27,826	10,874	—	38,700
Europe	25,284	24,482	—	49,766
Pacific Basin	9,442	3,775	—	13,217
Preferred Stocks(1)
Europe	7	—	—	7
Equity-Linked Securities(1)
Emerging Markets	—	2,710	—	2,710
Repurchase Agreement	—	4,260	—	4,260
Total Investments	$135,124	$46,101	$—	$181,225
Global Opportunities
Common Stocks(1)
Americas	$492,003	$—	$—	$492,003
Emerging Markets	71,463	12,523	—	83,986
Europe	111,846	61,154	—	173,000
Pacific Basin	34,570	51,254	—	85,824
Repurchase Agreement	—	39,512	—	39,512
Total Investments	709,882	164,443	—	874,325
Foreign Currency Forward Contracts(2)	—	1,522	—	1,522
Total	$709,882	$165,965	$—	$875,847
Global Small Cap
Common Stocks(1)
Americas	$6,350	$—	$—	$6,350
Emerging Markets	11,760	1,767	—	13,527

Europe	9,363	9,924	—	19,287
Middle East	1,394	—	—	1,394
Pacific Basin	6,494	1,077	—	7,571
Equity-Linked Securities(1)
Emerging Markets	—	2,120	—	2,120
Repurchase Agreement	—	4,689	—	4,689
Total Investments	$35,361	$19,577	$—	$54,938
Global Value
Common Stocks(1)
Americas	$775,332	$—	$—	$775,332
Emerging Markets	2,253	29,996	—	32,249
Europe	377,804	116,503	—	494,307
Pacific Basin	—	28,496	—	28,496
Repurchase Agreement	—	184,750	—	184,750
Total Investments	1,155,389	359,745	—	1,515,134
Foreign Currency Forward Contracts(2)	—	1,632	—	1,632
Total	$1,155,389	$361,377	$—	$1,516,766
International
Common Stocks(1)
Americas	$855,913	$—	$—	$855,913
Emerging Markets	1,596,353	145,900	—	1,742,253
Europe	5,313,017	3,917,558	—	9,230,575
Pacific Basin	721,321	1,824,711	—	2,546,032
Preferred Stocks(1)
Europe	2,383	217,526	—	219,909
Equity-Linked Securities(1)
Europe	—	75,639	—	75,639
Repurchase Agreement	—	399,821	—	399,821
Total Investments	$8,488,987	$6,581,155	$—	$15,070,142
International Small Cap
Common Stocks(1)
Americas	$48,743	$—	$—	$48,743
Emerging Markets	256,638	111,733	—	368,371
Europe	348,675	217,360	—	566,035
Pacific Basin	82,151	31,016	—	113,167
Repurchase Agreement	—	91,217	—	91,217
Total Investments	$736,207	$451,326	$—	$1,187,533
International Value
Common Stocks(1)
Americas	$2,071,396	$—	$—	$2,071,396
Emerging Markets	313,342	373,873	—	687,215
Europe	4,726,677	1,514,022	—	6,240,699
Pacific Basin	—	798,078	—	798,078
Preferred Stocks(1)

Emerging Markets	—	20,359	—	20,359
Repurchase Agreement	—	1,324,697	—	1,324,697
Total Investments	7,111,415	4,031,029	—	11,142,444
Foreign Currency Forward Contracts(2)	—	45,019	—	45,019
Total	$7,111,415	$4,076,048	$—	$11,187,463
Mid Cap
Common Stocks(1)	$9,333,348	$—	$—	$9,333,348
Repurchase Agreement	—	413,373	—	413,373
Total Investments	$9,333,348	$413,373	$—	$9,746,721
Mid Cap Value
Common Stocks(1)	$10,777,062	$—	$—	$10,777,062
Repurchase Agreement	—	1,204,636	—	1,204,636
Total Investments	$10,777,062	$1,204,636	$—	$11,981,698
Small Cap
Common Stocks(1)	$1,634,758	$—	$—	$1,634,758
Repurchase Agreement	—	94,427	—	94,427
Total Investments	$1,634,758	$94,427	$—	$1,729,185
Small Cap Value
Common Stocks(1)	$2,625,360	$—	$—	$2,625,360
Repurchase Agreement	—	267,078	—	267,078
Total Investments	$2,625,360	$267,078	$—	$2,892,438
Value
Common Stocks(1)	$1,268,057	$—	$—	$1,268,057
Preferred Stocks(1)	—	81,535	—	81,535
Repurchase Agreement	—	108,505	—	108,505
Total Investments	$1,268,057	$190,040	$—	$1,458,097

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2013 the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of December 31, 2013 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$—	$228,170
Global Equity	—	31,432
Global Opportunities	—	121,646
Global Small Cap	—	8,863
Global Value	—	168,145
International	—	5,919,889
International Small Cap	—	337,682
International Value	130,156	2,646,782
Value	—	81,535

At September 30, 2013, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of December 31, 2013, those securities were still held by the Fund and continued to be classified as Level 3 due to trading halts. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 90%. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. As of December 31, 2013, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

Emerging Markets Fund(1)
Balance as of September 30, 2013	$288
Transfers into Level 3	—
Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2013	—
Realized gain (loss)	—
Purchases	—
Sales	—
Transfers out of Level 3	—

Balance as of December 31, 2013	$288

(1)	Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of December 31, 2013, Emerging Markets, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(H) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2013 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$665,720	$92,120	$(107,111)	$(14,991)
Global Equity	160,305	25,590	(4,670)	20,920
Global Opportunities	691,368	193,676	(10,719)	182,957
Global Small Cap	48,753	6,705	(520)	6,185
Global Value	1,287,829	228,506	(1,201)	227,305
International	11,177,491	3,941,251	(48,600)	3,892,651
International Small Cap	840,942	378,775	(32,184)	346,591
International Value	8,206,760	2,955,003	(19,319)	2,935,684
Mid Cap	5,900,314	3,850,463	(4,056)	3,846,407
Mid Cap Value	8,736,215	3,441,876	(196,393)	3,245,483
Small Cap	1,182,439	557,882	(11,136)	546,746
Small Cap Value	2,200,380	764,805	(72,747)	692,058
Value	1,243,191	235,292	(20,386)	214,906

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(I) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended December 31, 2013 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act ) during the period ended December 31, 2013.

		As of 9/30/13					As of 12/31/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
Global Value
	Arch Capital Group Ltd.	645,320	$7,691	$—	$—	$—	778,284	$46,456

	Total#		$7,691	$—	$—	$—		$46,456
International
	NGK Insulators Ltd.†	13,578,677	$54,916	$—	$—	$—	16,763,677	$319,395

	Total#		$54,916	$—	$—	$—		$319,395
International Value
	Alent plc	17,387,295	$1,980	$—	$—	$—	17,751,579	$104,355
	Arch Capital Group Ltd.	5,768,633	4,880	—	—	—	5,852,812	349,354
	Carpetright plc†	2,764,443	18,845	—	—	—	4,922,799	41,004
	Panalpina Welttransport Holding AG	1,669,654	2,341	18,909	4,483	—	1,529,151	256,894
	QinetiQ Group plc§	55,999,571	1,850	65,308	34,198	—	25,330,974	91,025

Stanley Electric Co., Ltd.	9,759,300	4,604	—	—	79	9,963,800	228,340
Vesuvius plc	18,827,331	3,039	—	—	—	19,221,786	162,335

Total#		$37,539	$84,217	$38,681	$79		$1,142,282
Mid Cap
athenahealth, Inc.§	1,482,981	$28,770	$21,517	$15,773	$—	1,448,377	$194,807
Cepheid, Inc.	3,719,402	2,901	1,142	49	—	3,759,916	175,663
CommVault Systems, Inc.†	597,441	84,577	1,267	(83)	—	1,683,566	126,065
FLIR Systems, Inc.	3,598,959	1,259	32,889	2,425	219	2,433,173	73,238
IPG Photonics Corp.§	2,228,158	2,486	27,718	1,816	—	1,861,924	144,504
Isis Pharmaceuticals, Inc.	4,726,216	2,767	1,327	(87)	—	4,772,485	190,136

Total#		$122,760	$85,860	$19,893	$219		$565,102
Mid Cap Value
Arch Capital Group Ltd.	3,963,486	$6,362	$—	$—	$—	4,071,498	$243,028
Arrow Electronics, Inc.	5,482,961	8,088	—	—	—	5,632,407	305,558
Avnet, Inc.	7,204,079	8,453	—	—	1,094	7,400,428	326,433
FLIR Systems, Inc.	8,224,522	6,664	—	—	740	8,448,611	254,303
Hatteras Financial Corp.	7,493,455	3,521	—	—	3,793	7,703,517	125,875
Ingram Micro, Inc., Class A	9,307,460	1,406	10,091	2,380	—	8,833,983	207,245
Lexmark International, Inc., Class A	3,344,312	2,823	—	—	1,014	3,422,382	121,563
McDermott International, Inc.	13,830,400	3,236	—	—	—	14,207,306	130,139
Patterson-UTI Energy, Inc.	8,617,874	5,938	—	—	436	8,852,730	224,151
Ryder System, Inc.	1,770,323	3,421	—	—	602	1,818,535	134,171

Total#		$49,912	$10,091	$2,380	$7,679		$2,072,466
Small Cap
athenahealth, Inc.§	361,200	$10,889	$7,524	$1,909	$—	384,600	$51,729
Cepheid, Inc.	1,071,300	1,308	—	—	—	1,101,187	51,448
CommVault Systems, Inc.†	661,400	1,468	—	—	—	681,219	51,010
IPG Photonics Corp.§	426,300	421	4,096	494	—	369,684	28,691
Isis Pharmaceuticals, Inc.	1,326,300	3,009	—	—	—	1,413,339	56,307
Ultratech, Inc.	356,600	1,444	—	—	—	411,386	11,930

Total#		$18,539	$11,620	$2,403	$—		$170,695
Small Cap Value
ADTRAN, Inc.†	2,877,150	$2,103	$2,130	$(195)	$266	2,888,115	$78,008
Arrow Electronics, Inc.	961,450	949	730	46	—	965,863	52,398
CRA International, Inc.	602,200	116	100	(11)	—	604,281	11,965
EarthLink, Inc.	5,406,400	1,170	723	(307)	281	5,547,040	28,123
Hatteras Financial Corp.	1,706,900	1,121	762	(313)	871	1,743,062	28,482
Hawaiian Holdings, Inc.§	2,625,450	109	6,096	2,564	—	1,594,133	15,352
Lexmark International, Inc., Class A	587,350	664	44	(1)	181	605,149	21,495
McDermott International, Inc.†	—	645	—	—	—	90,146	826
Nanometrics, Inc.	1,286,750	443	47	1	—	1,309,873	24,953
Orion Marine Group, Inc.	1,371,750	438	486	(30)	—	1,369,151	16,471
PICO Holdings, Inc.	1,150,450	1,068	520	(101)	—	1,176,598	27,191
Ryder System, Inc.	1,286,750	2,220	2,017	363	450	1,290,272	95,196
Ultratech, Inc.	1,651,500	7,151	827	(43)	—	1,905,794	55,268

Total#		$18,197	$14,482	$1,973	$2,049		$440,376
Value
Arch Capital Group Ltd.	510,519	$256	$572	$26	$—	504,680	$30,125
Avnet, Inc.	714,180	243	593	(23)	108	706,007	31,142

Total#		$499	$1,165	$3	$108		$61,267

@	Net of foreign taxes withheld, if any.
#	Total value as of December 31, 2013 is presented for only those issuers that were affiliates as of December 31, 2013.
§	Issuer was no longer an affiliate as of December 31, 2013.
†	Issuer was not an affiliate as of September 30, 2013.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 28, 2014

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 28, 2014